Vanguard® STAR Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.4%)
Vanguard Windsor II Fund Investor Shares	82,221,264	3,374,361
Vanguard U.S. Growth Fund Investor Shares	62,034,565	2,819,471
Vanguard Windsor Fund Investor Shares	79,382,856	1,842,476
Vanguard PRIMECAP Fund Investor Shares	10,074,894	1,453,707
Vanguard Explorer Fund Investor Shares	8,309,752	869,449
		10,359,464
International Stock Funds (18.6%)
Vanguard International Value Fund Investor Shares	62,326,596	2,254,976
Vanguard International Growth Fund Investor Shares	64,772,952	2,086,337
		4,341,313
U.S. Bond Funds (37.0%)
Vanguard GNMA Fund Investor Shares	291,690,695	2,884,821
Vanguard Long-Term Investment-Grade Fund Investor Shares	328,274,893	2,882,254
Vanguard Short-Term Investment-Grade Fund Investor Shares	278,897,493	2,847,543
		8,614,618
Total Investments (100.0%) (Cost $16,567,872)		23,315,395
Other Assets and Liabilities—Net (0.0%)		(3,070)
Net Assets (100%)		23,312,325
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2022 Market Value ($000)
Vanguard Explorer Fund	1,077,280	145,686	—	—	(353,517)	1,979	143,708	869,449
Vanguard GNMA Fund	3,562,980	157,921	612,272	(43,477)	(180,331)	36,204	—	2,884,821
Vanguard International Growth Fund	2,668,969	556,776	—	—	(1,139,408)	20,361	283,484	2,086,337
Vanguard International Value Fund	2,724,170	112,596	103,306	(6,325)	(472,159)	67,687	44,909	2,254,976
Vanguard Long-Term Investment-Grade Fund	3,605,372	224,333	163,731	(23,677)	(760,043)	82,864	62,465	2,882,254
Vanguard Market Liquidity Fund	—	NA1	NA1	(1)	—	1	—	—
Vanguard PRIMECAP Fund	1,798,854	165,608	164,156	490	(347,089)	11,553	154,055	1,453,707
Vanguard Short-Term Investment-Grade Fund	3,555,083	147,235	648,340	(38,950)	(167,485)	39,713	12,927	2,847,543
Vanguard U.S. Growth Fund	3,569,979	852,224	42,872	34,102	(1,593,962)	59	397,514	2,819,471
Vanguard Windsor Fund	2,272,370	235,046	423,702	57,790	(299,028)	27,424	207,622	1,842,476
Vanguard Windsor II Fund	4,158,724	307,352	477,267	60,082	(674,530)	47,116	260,236	3,374,361
Total	28,993,781	2,904,777	2,635,646	40,034	(5,987,552)	334,961	1,566,920	23,315,395
1	Not applicable—purchases and sales are for temporary cash investment purposes.